SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of net change in non-cash operating working capital

($ thousands)	December 31, 2013	December 31, 2012	December 31, 2011

Accounts receivable	$(6,935)	$(34,384)	$(4,333)
Other current assets	(1,156)	4,007	38,223
Accounts payable	36,942	(58,552)	37,597

	$28,851	$(88,929)	$71,487

Schedule of supplementary cash flow information
($ thousands)	December 31, 2013	December 31, 2012	December 31, 2011

Income taxes paid	$4,448	$17,946	$49,592
Interest paid	$55,957	$49,826	$47,756